Financial Instruments and Risk Management - Schedule of Net Liabilities and Equity (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total liabilities	R$ 38,447	R$ 32,345
(-) Cash and cash equivalents	(1,902)	(1,898)
(–) Restricted cash	(240)	(235)
Net liabilities	(6,213)	(2,565)
Total equity	R$ 28,581	R$ 27,382	R$ 24,656	R$ 21,784